Accounts receivable (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Receivables from contracts with customers
Related parties	$ 156	$ 89
Accounts receivable	2,377	4,241
Expected credit loss	(45)	(44)
Accounts receivable, net	2,332	4,197
Iron Solutions [Member]
Receivables from contracts with customers
Third parties	1,550	3,406
Energy Transition Metals [Member]
Receivables from contracts with customers
Third parties	663	743
All other segments [member]
Receivables from contracts with customers
Third parties	$ 8	$ 3